PRO FORMA ADJUSTMENTS AND ASSUMPTIONS (Details Narrative) (USD $)	12 Months Ended
	May 31, 2012 Pro Forma Adjustments	Dec. 31, 2012 Pro Forma
Stock issued in an acquisition	$ 10,569,282
Stock issued in an acquisition, shares	11,996,710
Minority interest percentage		22.00%